Consolidated Statements Of Cash Flows	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Consolidated Statements of Cash Flows
Consolidated Statements of Cash Flows
Changes in the components of operating assets and liabilities are as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Restricted cash	$(14,379)	$14,379	$—
Trade accounts receivable and other accounts receivable	(17,173)	5,791	(10,867)
Inventory	(23,407)	(42,452)	36,972
Energy commodity derivatives contracts, net of derivatives deposits	3,694	(19,782)	16,097
Reimbursable costs	(590)	7,979	1,028
Accounts payable	7,794	20,226	(11,175)
Accrued payroll and benefits	2,093	(2,209)	2,250
Accrued interest payable	2,922	4,069	1,512
Accrued taxes other than income	5,378	617	5,519
Accrued product purchases	10,527	12,476	12,249
Current and noncurrent environmental liabilities	(2,038)	16,861	(1,372)
Other current and noncurrent assets and liabilities	8,998	(3,469)	(9,514)
Total	$(16,181)	$14,486	$42,699

At December 31, 2010, 2011 and 2012, the long-term pension and benefits liability was increased by $4.8 million, $37.1 million and $1.8 million, respectively, resulting in a corresponding increase in accumulated other comprehensive loss. These non-cash amounts were reflected in the consolidated financial statements but were not reflected in the statements of cash flows.